Provisions - Sensitivity Analysis Used in Individual Suspension Plan (Details) - Individual Suspension Plan - Discount rate € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (184)
Impact on income statement	(184)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	171
Impact on income statement	€ 171